Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Loral Space & Communications, Inc.	6	110
Ziff Davis Holdings, Inc.(a),(b),(c)	553	5
Total		115
Total Communication Services		115
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	470	51,254
Total Consumer Discretionary		51,254
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,277	3,869
Total Industrials		3,869
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,986)		55,238

Corporate Bonds & Notes 95.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.0%
Moog, Inc.(d)
12/15/2027	4.250%	447,000	457,069
TransDigm, Inc.(d)
12/15/2025	8.000%	745,000	810,019
03/15/2026	6.250%	3,493,000	3,647,453
TransDigm, Inc.
06/15/2026	6.375%	1,989,000	1,997,908
Total			6,912,449
Airlines 1.3%
Delta Air Lines, Inc.(d)
05/01/2025	7.000%	607,000	667,567
Delta Air Lines, Inc.
01/15/2026	7.375%	159,000	166,549
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delta Air Lines, Inc./SkyMiles IP Ltd.(d)
10/20/2025	4.500%	579,000	593,631
10/20/2028	4.750%	1,343,000	1,393,131
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	1,793,278	1,867,660
Total			4,688,538
Automotive 2.6%
Clarios Global LP(d)
05/15/2025	6.750%	311,000	327,599
Ford Motor Co.
04/21/2023	8.500%	271,000	295,426
04/22/2025	9.000%	600,000	687,580
04/22/2030	9.625%	81,000	104,629
Ford Motor Credit Co. LLC
11/02/2020	2.343%	472,000	471,789
03/18/2021	3.336%	1,627,000	1,624,098
10/12/2021	3.813%	562,000	564,570
03/18/2024	5.584%	1,146,000	1,192,717
11/01/2024	4.063%	400,000	399,401
06/16/2025	5.125%	512,000	527,845
08/17/2027	4.125%	1,027,000	998,616
IAA Spinco, Inc.(d)
06/15/2027	5.500%	179,000	186,096
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	751,000	749,181
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	334,000	350,249
05/15/2027	8.500%	511,000	528,721
Total			9,008,517
Banking 0.3%
Ally Financial, Inc.
05/01/2025	5.800%	930,000	1,072,958
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(d)
03/01/2028	6.250%	249,000	248,144
NFP Corp.(d)
05/15/2025	7.000%	229,000	244,228
Total			492,372
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	2,214,000	2,245,068
Beacon Roofing Supply, Inc.(d)
11/01/2025	4.875%	566,000	552,300
11/15/2026	4.500%	514,000	529,310
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Core & Main LP(d)
08/15/2025	6.125%	210,000	212,832
James Hardie International Finance DAC(d)
01/15/2025	4.750%	308,000	315,148
Summit Materials LLC/Finance Corp.(d)
01/15/2029	5.250%	111,000	115,527
Total			3,970,185
Cable and Satellite 8.6%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	4,765,000	5,013,500
06/01/2029	5.375%	499,000	540,651
03/01/2030	4.750%	2,341,000	2,478,269
02/01/2031	4.250%	394,000	407,241
CSC Holdings LLC(d)
02/01/2028	5.375%	1,199,000	1,270,988
02/01/2029	6.500%	3,276,000	3,645,473
01/15/2030	5.750%	1,208,000	1,282,847
02/15/2031	3.375%	341,000	330,478
DISH DBS Corp.
11/15/2024	5.875%	1,443,000	1,479,656
07/01/2026	7.750%	2,877,000	3,164,177
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	584,000	586,983
Sirius XM Radio, Inc.(d)
07/15/2024	4.625%	393,000	406,745
07/15/2026	5.375%	1,292,000	1,345,879
07/01/2030	4.125%	1,209,000	1,238,819
Virgin Media Finance PLC(d)
07/15/2030	5.000%	878,000	876,211
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	1,559,000	1,672,645
Ziggo BV(d)
01/15/2027	5.500%	3,693,000	3,858,541
01/15/2030	4.875%	340,000	351,859
Total			29,950,962
Chemicals 2.2%
Axalta Coating Systems LLC(d)
08/15/2024	4.875%	653,000	665,927
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	707,000	728,071
CF Industries, Inc.
03/15/2034	5.150%	261,000	307,933
03/15/2044	5.375%	129,000	155,305
Chemours Co. (The)
05/15/2027	5.375%	174,000	172,765
Element Solutions, Inc.(d)
09/01/2028	3.875%	1,057,000	1,038,018
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	104,000	111,735
INEOS Group Holdings SA(d)
08/01/2024	5.625%	520,000	525,565
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	417,000	445,152
Minerals Technologies, Inc.(d)
07/01/2028	5.000%	477,000	490,490
PQ Corp.(d)
12/15/2025	5.750%	921,000	948,390
SPCM SA(d)
09/15/2025	4.875%	669,000	692,366
Starfruit Finco BV/US Holdco LLC(d)
10/01/2026	8.000%	777,000	824,794
WR Grace & Co-Conn(d)
06/15/2027	4.875%	714,000	736,492
Total			7,843,003
Construction Machinery 1.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	675,000	703,482
Herc Holdings, Inc.(d)
07/15/2027	5.500%	777,000	802,938
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	301,000	310,127
United Rentals North America, Inc.
09/15/2026	5.875%	1,636,000	1,723,954
Total			3,540,501
Consumer Cyclical Services 2.8%
APX Group, Inc.
12/01/2022	7.875%	2,681,000	2,687,620
11/01/2024	8.500%	2,530,000	2,677,276
ASGN, Inc.(d)
05/15/2028	4.625%	755,000	758,853
Expedia Group, Inc.(d)
05/01/2025	6.250%	123,000	135,480
05/01/2025	7.000%	61,000	65,756
08/01/2027	4.625%	636,000	667,432
Frontdoor, Inc.(d)
08/15/2026	6.750%	330,000	352,476
Match Group, Inc.(d)
12/15/2027	5.000%	48,000	50,614
06/01/2028	4.625%	497,000	511,531
Staples, Inc.(d)
04/15/2026	7.500%	665,000	614,391
04/15/2027	10.750%	179,000	142,967

2	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(d)
05/15/2025	7.500%	723,000	769,883
01/15/2028	6.250%	460,000	472,057
Total			9,906,336
Consumer Products 2.4%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	496,000	523,839
Energizer Holdings, Inc.(d)
07/15/2026	6.375%	1,230,000	1,321,911
01/15/2027	7.750%	679,000	741,760
03/31/2029	4.375%	407,000	410,799
Mattel, Inc.(d)
12/15/2027	5.875%	691,000	742,755
Mattel, Inc.
11/01/2041	5.450%	656,000	615,536
Newell Brands, Inc.
06/01/2025	4.875%	270,000	291,218
Prestige Brands, Inc.(d)
03/01/2024	6.375%	1,216,000	1,252,118
01/15/2028	5.125%	339,000	350,858
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	185,000	195,919
Spectrum Brands, Inc.
07/15/2025	5.750%	524,000	541,182
Valvoline, Inc.
08/15/2025	4.375%	1,035,000	1,064,428
Valvoline, Inc.(d)
02/15/2030	4.250%	246,000	250,838
Total			8,303,161
Diversified Manufacturing 1.5%
BWX Technologies, Inc.(d)
07/15/2026	5.375%	259,000	269,263
06/30/2028	4.125%	602,000	619,068
CFX Escrow Corp.(d)
02/15/2024	6.000%	282,000	293,030
02/15/2026	6.375%	247,000	262,246
MTS Systems Corp.(d)
08/15/2027	5.750%	182,000	179,216
Resideo Funding, Inc.(d)
11/01/2026	6.125%	1,156,000	1,146,723
TriMas Corp.(d)
10/15/2025	4.875%	126,000	127,799
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	282,000	293,078
WESCO Distribution, Inc.
06/15/2024	5.375%	501,000	513,498
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	815,000	887,228
06/15/2028	7.250%	630,000	690,068
Total			5,281,217
Electric 3.9%
AES Corp. (The)
09/01/2027	5.125%	1,218,000	1,296,906
Calpine Corp.(d)
06/01/2026	5.250%	542,000	562,704
02/15/2028	4.500%	758,000	776,898
02/01/2029	4.625%	361,000	361,007
02/01/2031	5.000%	453,000	461,639
Clearway Energy Operating LLC
10/15/2025	5.750%	331,000	348,318
09/15/2026	5.000%	519,000	538,287
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,006,000	1,042,283
NextEra Energy Operating Partners LP(d)
07/15/2024	4.250%	984,000	1,025,335
10/15/2026	3.875%	678,000	705,741
09/15/2027	4.500%	2,127,000	2,288,782
NRG Energy, Inc.
01/15/2027	6.625%	457,000	483,392
NRG Energy, Inc.(d)
06/15/2029	5.250%	320,000	349,277
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	286,000	297,092
PG&E Corp.
07/01/2028	5.000%	580,000	562,414
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	532,000	582,823
01/15/2030	4.750%	660,000	698,208
Vistra Operations Co. LLC(d)
02/15/2027	5.625%	671,000	708,219
07/31/2027	5.000%	676,000	707,683
Total			13,797,008
Environmental 0.8%
Clean Harbors, Inc.(d)
07/15/2029	5.125%	181,000	196,319
GFL Environmental, Inc.(d)
06/01/2025	4.250%	1,535,000	1,552,922
08/01/2025	3.750%	699,000	702,747
12/15/2026	5.125%	412,000	425,309
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	25,000	25,277
Total			2,902,574

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 2.6%
Global Aircraft Leasing Co., Ltd.(d),(e)
09/15/2024	6.500%	722,266	408,791
Navient Corp.
03/25/2021	5.875%	223,000	225,351
06/15/2022	6.500%	1,023,000	1,043,800
10/25/2024	5.875%	673,000	669,745
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	1,323,000	1,281,700
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	760,000	754,223
03/01/2031	3.875%	1,271,000	1,260,052
Quicken Loans, Inc.(d)
05/01/2025	5.750%	1,159,000	1,193,087
Springleaf Finance Corp.
03/15/2023	5.625%	1,072,000	1,114,669
03/15/2024	6.125%	978,000	1,021,709
Total			8,973,127
Food and Beverage 3.8%
Aramark Services, Inc.(d)
05/01/2025	6.375%	260,000	270,448
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	1,630,000	1,574,103
Kraft Heinz Foods Co. (The)(d)
05/15/2027	3.875%	1,069,000	1,136,471
10/01/2049	4.875%	712,000	749,041
Kraft Heinz Foods Co. (The)
06/04/2042	5.000%	763,000	834,812
07/15/2045	5.200%	516,000	568,869
06/01/2046	4.375%	1,109,000	1,137,911
Lamb Weston Holdings, Inc.(d)
11/01/2024	4.625%	352,000	366,939
11/01/2026	4.875%	620,000	646,645
Performance Food Group, Inc.(d)
05/01/2025	6.875%	185,000	197,025
10/15/2027	5.500%	333,000	342,877
Pilgrim’s Pride Corp.(d)
03/15/2025	5.750%	673,000	686,710
09/30/2027	5.875%	660,000	685,448
Post Holdings, Inc.(d)
03/01/2027	5.750%	1,807,000	1,899,138
01/15/2028	5.625%	431,000	455,159
04/15/2030	4.625%	1,626,000	1,672,473
Total			13,224,069
Gaming 4.0%
Boyd Gaming Corp.(d)
06/01/2025	8.625%	258,000	282,827
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boyd Gaming Corp.
08/15/2026	6.000%	481,000	497,471
12/01/2027	4.750%	688,000	674,352
Caesars Resort Collection LLC/CRC Finco, Inc.(d)
10/15/2025	5.250%	550,000	531,473
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	261,000	268,910
07/01/2025	6.250%	1,579,000	1,649,949
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	796,000	847,845
International Game Technology PLC(d)
02/15/2025	6.500%	1,074,000	1,144,691
01/15/2029	5.250%	74,000	74,955
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(d)
06/15/2025	4.625%	440,000	448,893
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	383,000	388,914
02/01/2027	5.750%	721,000	775,530
01/15/2028	4.500%	533,000	543,327
Scientific Games International, Inc.(d)
10/15/2025	5.000%	1,663,000	1,671,681
05/15/2028	7.000%	488,000	489,493
11/15/2029	7.250%	1,054,000	1,069,633
Stars Group Holdings BV/Co-Borrower LLC(d)
07/15/2026	7.000%	484,000	513,041
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	569,000	571,845
02/15/2027	3.750%	330,000	324,605
12/01/2029	4.625%	455,000	462,900
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	773,000	730,516
Wynn Resorts Finance LLC/Capital Corp.(d)
04/15/2025	7.750%	173,000	183,139
Total			14,145,990
Health Care 6.5%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	1,063,000	1,090,296
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	151,000	155,414
Acadia Healthcare Co., Inc.(d),(f)
04/15/2029	5.000%	205,000	208,064
Avantor Funding, Inc.(d)
07/15/2028	4.625%	843,000	873,935
Avantor, Inc.(d)
10/01/2024	6.000%	335,000	350,184
Change Healthcare Holdings LLC/Finance, Inc.(d)
03/01/2025	5.750%	1,529,000	1,550,392

4	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(d)
04/01/2026	5.500%	321,000	338,456
05/01/2028	4.250%	251,000	262,844
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	787,000	769,109
CHS/Community Health Systems, Inc.(d)
02/15/2025	6.625%	810,000	783,531
Encompass Health Corp.
02/01/2028	4.500%	553,000	556,065
02/01/2030	4.750%	247,000	250,673
Encompass Health Corp.(f)
04/01/2031	4.625%	122,000	122,000
HCA, Inc.
09/01/2028	5.625%	2,707,000	3,098,525
09/01/2030	3.500%	824,000	839,091
Hologic, Inc.(d)
10/15/2025	4.375%	973,000	994,289
02/01/2028	4.625%	290,000	305,719
IQVIA, Inc.(d)
05/15/2027	5.000%	669,000	701,312
Select Medical Corp.(d)
08/15/2026	6.250%	1,033,000	1,074,457
Teleflex, Inc.
06/01/2026	4.875%	368,000	379,674
11/15/2027	4.625%	599,000	631,229
Teleflex, Inc.(d)
06/01/2028	4.250%	246,000	254,280
Tenet Healthcare Corp.(d)
04/01/2025	7.500%	924,000	997,940
01/01/2026	4.875%	1,205,000	1,220,217
11/01/2027	5.125%	3,237,000	3,325,532
06/15/2028	4.625%	240,000	242,177
10/01/2028	6.125%	1,578,000	1,534,593
Total			22,909,998
Healthcare Insurance 1.5%
Centene Corp.(d)
08/15/2026	5.375%	854,000	905,702
Centene Corp.
12/15/2029	4.625%	1,752,000	1,888,354
02/15/2030	3.375%	1,064,000	1,102,047
Centene Corp.(f)
10/15/2030	3.000%	1,267,000	1,291,655
Total			5,187,758
Home Construction 1.2%
Lennar Corp.
06/01/2026	5.250%	656,000	737,792
06/15/2027	5.000%	739,000	833,857
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meritage Homes Corp.
04/01/2022	7.000%	491,000	523,526
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	394,000	394,691
04/01/2029	4.750%	122,000	121,462
Taylor Morrison Communities, Inc.(d)
08/01/2030	5.125%	228,000	243,454
Taylor Morrison Communities, Inc./Holdings II(d)
04/15/2023	5.875%	824,000	869,399
TRI Pointe Group, Inc.
06/15/2028	5.700%	168,000	183,532
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	339,000	366,969
Total			4,274,682
Independent Energy 7.0%
Apache Corp.
11/15/2025	4.625%	427,000	406,945
11/15/2027	4.875%	569,000	538,053
02/01/2042	5.250%	189,000	169,021
04/15/2043	4.750%	89,000	79,075
01/15/2044	4.250%	135,000	114,710
Callon Petroleum Co.
07/01/2026	6.375%	2,061,000	503,592
CNX Resources Corp.(d)
03/14/2027	7.250%	856,000	873,120
Comstock Resources, Inc.
08/15/2026	9.750%	179,000	183,669
08/15/2026	9.750%	159,000	162,968
Continental Resources, Inc.
01/15/2028	4.375%	198,000	171,041
CrownRock LP/Finance, Inc.(d)
10/15/2025	5.625%	1,642,000	1,550,005
Endeavor Energy Resources LP/Finance, Inc.(d)
07/15/2025	6.625%	265,000	272,223
01/30/2028	5.750%	924,000	930,539
EQT Corp.
10/01/2027	3.900%	660,000	607,263
EQT Corp.(g)
02/01/2030	8.750%	623,000	735,523
Hilcorp Energy I LP/Finance Co.(d)
10/01/2025	5.750%	838,000	762,913
11/01/2028	6.250%	680,000	622,810
Matador Resources Co.
09/15/2026	5.875%	1,990,000	1,665,289

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
08/15/2024	2.900%	4,569,000	3,877,462
04/15/2026	3.400%	1,237,000	989,283
08/15/2026	3.200%	294,000	233,336
08/15/2029	3.500%	648,000	496,539
09/01/2030	6.625%	1,397,000	1,287,873
04/15/2046	4.400%	1,907,000	1,360,027
08/15/2049	4.400%	537,000	376,599
Parsley Energy LLC/Finance Corp.(d)
10/15/2027	5.625%	1,945,000	1,935,767
02/15/2028	4.125%	656,000	619,923
QEP Resources, Inc.
03/01/2026	5.625%	693,000	393,287
SM Energy Co.
06/01/2025	5.625%	268,000	124,534
09/15/2026	6.750%	1,032,000	474,257
01/15/2027	6.625%	983,000	438,595
WPX Energy, Inc.
01/15/2030	4.500%	1,404,000	1,381,060
Total			24,337,301
Integrated Energy 0.4%
Cenovus Energy, Inc.
07/15/2025	5.375%	359,000	346,621
04/15/2027	4.250%	452,000	410,706
11/15/2039	6.750%	507,000	508,477
Total			1,265,804
Leisure 1.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(d)
05/01/2025	5.500%	677,000	694,139
Cinemark USA, Inc.(d)
05/01/2025	8.750%	486,000	513,986
Live Nation Entertainment, Inc.(d)
11/01/2024	4.875%	557,000	539,546
05/15/2027	6.500%	577,000	622,431
Royal Caribbean Cruises Ltd.(d)
06/15/2023	9.125%	725,000	768,074
Six Flags Theme Parks, Inc.(d)
07/01/2025	7.000%	337,000	358,802
Viking Cruises Ltd.(d)
05/15/2025	13.000%	171,000	197,932
VOC Escrow Ltd.(d)
02/15/2028	5.000%	191,000	169,372
Total			3,864,282
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.6%
Hilton Domestic Operating Co., Inc.(d)
05/01/2025	5.375%	339,000	353,633
05/01/2028	5.750%	373,000	393,098
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	672,000	691,418
Wyndham Hotels & Resorts, Inc.(d)
08/15/2028	4.375%	634,000	615,594
Total			2,053,743
Media and Entertainment 4.0%
Clear Channel International BV(d)
08/01/2025	6.625%	691,000	707,711
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	1,039,000	996,369
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	491,000	347,420
iHeartCommunications, Inc.
05/01/2026	6.375%	471,595	491,506
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	1,011,000	988,833
01/15/2028	4.750%	1,251,000	1,181,235
Lamar Media Corp.(d)
02/15/2028	3.750%	343,000	342,274
01/15/2029	4.875%	707,000	736,671
Netflix, Inc.
04/15/2028	4.875%	1,364,000	1,532,191
11/15/2028	5.875%	1,450,000	1,730,051
05/15/2029	6.375%	92,000	113,539
Netflix, Inc.(d)
11/15/2029	5.375%	533,000	627,583
06/15/2030	4.875%	761,000	867,457
Nexstar Broadcasting, Inc.(d)
11/01/2028	4.750%	335,000	340,080
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	467,000	480,728
10/01/2030	5.875%	350,000	363,862
Outfront Media Capital LLC/Corp.(d)
08/15/2027	5.000%	424,000	414,261
03/15/2030	4.625%	891,000	859,109
TEGNA, Inc.(d)
03/15/2026	4.750%	245,000	249,940
Twitter, Inc.(d)
12/15/2027	3.875%	506,000	526,232
Total			13,897,052

6	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 3.8%
Alcoa Nederland Holding BV(d)
09/30/2024	6.750%	443,000	457,212
09/30/2026	7.000%	298,000	308,642
Constellium NV(d)
02/15/2026	5.875%	2,189,000	2,246,725
Constellium SE(d)
06/15/2028	5.625%	334,000	340,890
Freeport-McMoRan, Inc.
09/01/2029	5.250%	867,000	929,044
08/01/2030	4.625%	826,000	868,811
03/15/2043	5.450%	2,398,000	2,660,238
Hudbay Minerals, Inc.(d)
01/15/2025	7.625%	811,000	826,988
04/01/2029	6.125%	1,736,000	1,718,093
Novelis Corp.(d)
09/30/2026	5.875%	1,796,000	1,842,861
01/30/2030	4.750%	1,052,000	1,032,625
Total			13,232,129
Midstream 5.9%
Cheniere Energy Partners LP
10/01/2026	5.625%	659,000	685,456
Cheniere Energy, Inc.(d)
10/15/2028	4.625%	814,000	836,112
DCP Midstream Operating LP
04/01/2044	5.600%	2,548,000	2,325,600
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	746,000	680,189
EQM Midstream Partners LP(d)
07/01/2025	6.000%	407,000	419,743
07/01/2027	6.500%	387,000	410,038
Genesis Energy LP/Finance Corp.
06/15/2024	5.625%	255,000	217,287
10/01/2025	6.500%	100,000	85,779
02/01/2028	7.750%	417,000	362,101
Holly Energy Partners LP/Finance Corp.(d)
02/01/2028	5.000%	871,000	854,120
Northwest Pipeline LLC
12/01/2025	7.125%	150,000	169,072
NuStar Logistics LP
10/01/2025	5.750%	398,000	410,872
06/01/2026	6.000%	430,000	431,636
04/28/2027	5.625%	838,000	828,484
10/01/2030	6.375%	351,000	364,346
Rockies Express Pipeline LLC(d)
05/15/2025	3.600%	1,826,000	1,789,016
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockpoint Gas Storage Canada Ltd.(d)
03/31/2023	7.000%	1,006,000	931,318
Sunoco LP/Finance Corp.
01/15/2023	4.875%	349,000	351,640
02/15/2026	5.500%	930,000	931,396
Tallgrass Energy Partners LP/Finance Corp.(d)
03/01/2027	6.000%	197,000	181,939
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	996,000	998,153
01/15/2028	5.000%	1,343,000	1,310,747
Targa Resources Partners LP/Finance Corp.(d)
03/01/2030	5.500%	1,507,000	1,498,665
02/01/2031	4.875%	591,000	572,976
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	1,010,623
Western Midstream Operating LP(g)
02/01/2030	5.050%	1,885,000	1,834,375
Total			20,491,683
Oil Field Services 0.7%
Apergy Corp.
05/01/2026	6.375%	569,000	545,349
Archrock Partners LP/Finance Corp.(d)
04/01/2028	6.250%	468,000	441,001
Nabors Industries Ltd.(d)
01/15/2028	7.500%	555,000	268,439
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	1,452,000	972,840
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	276,000	272,858
Total			2,500,487
Other Industry 0.2%
Booz Allen Hamilton, Inc.(d)
09/01/2028	3.875%	384,000	393,679
Hillenbrand, Inc.
06/15/2025	5.750%	163,000	174,453
Total			568,132
Other REIT 0.5%
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	1,191,000	1,103,562
02/01/2027	4.250%	67,000	57,904
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	450,000	449,718
Total			1,611,184

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 1.5%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	399,000	416,917
08/15/2026	4.125%	640,000	647,928
08/15/2027	5.250%	436,000	444,033
08/15/2027	5.250%	178,000	181,517
Berry Global Escrow Corp.(d)
07/15/2026	4.875%	614,000	646,628
Berry Global, Inc.
07/15/2023	5.125%	638,000	647,554
BWAY Holding Co.(d)
04/15/2024	5.500%	1,005,000	1,008,533
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	1,304,000	1,350,103
Total			5,343,213
Pharmaceuticals 2.9%
Bausch Health Companies, Inc.(d)
03/15/2024	7.000%	225,000	232,810
04/15/2025	6.125%	656,000	671,479
11/01/2025	5.500%	673,000	690,302
12/15/2025	9.000%	803,000	875,060
04/01/2026	9.250%	1,860,000	2,045,614
01/31/2027	8.500%	951,000	1,044,935
01/15/2028	7.000%	178,000	188,770
01/30/2028	5.000%	475,000	461,242
02/15/2029	6.250%	882,000	907,810
01/30/2030	5.250%	474,000	465,937
Catalent Pharma Solutions, Inc.(d)
01/15/2026	4.875%	569,000	581,713
07/15/2027	5.000%	187,000	195,496
Emergent BioSolutions, Inc.(d)
08/15/2028	3.875%	164,000	164,026
Jaguar Holding Co. II/PPD Development LP(d)
06/15/2025	4.625%	338,000	347,985
06/15/2028	5.000%	311,000	324,127
Par Pharmaceutical, Inc.(d)
04/01/2027	7.500%	880,000	921,120
Total			10,118,426
Property & Casualty 0.1%
Lumbermens Mutual Casualty Co.(d),(h)
12/01/2097	0.000%	30,000	0
Lumbermens Mutual Casualty Co.(h)
Subordinated
07/01/2026	0.000%	645,000	7
MGIC Investment Corp.
08/15/2028	5.250%	112,000	115,756
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radian Group, Inc.
03/15/2027	4.875%	179,000	178,536
Total			294,299
Restaurants 1.6%
1011778 BC ULC/New Red Finance, Inc.(d)
04/15/2025	5.750%	596,000	635,833
10/15/2025	5.000%	1,098,000	1,125,993
01/15/2028	3.875%	768,000	781,555
IRB Holding Corp.(d)
06/15/2025	7.000%	1,723,000	1,838,902
Yum! Brands, Inc.(d)
04/01/2025	7.750%	116,000	128,614
Yum! Brands, Inc.
03/15/2031	3.625%	943,000	942,748
Total			5,453,645
Retailers 1.2%
Asbury Automotive Group, Inc.(d)
03/01/2028	4.500%	129,000	129,487
03/01/2030	4.750%	86,000	86,309
Burlington Coat Factory Warehouse Corp.(d)
04/15/2025	6.250%	124,000	130,552
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	235,000	230,533
L Brands, Inc.(d)
07/01/2025	6.875%	414,000	446,594
07/01/2025	9.375%	167,000	191,650
10/01/2030	6.625%	242,000	246,970
L Brands, Inc.
02/01/2028	5.250%	369,000	356,999
06/15/2029	7.500%	244,000	256,067
11/01/2035	6.875%	589,000	580,596
Penske Automotive Group, Inc.
09/01/2025	3.500%	208,000	207,297
PetSmart, Inc.(d)
06/01/2025	5.875%	1,419,000	1,453,381
Total			4,316,435
Supermarkets 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC
03/15/2025	5.750%	411,000	424,766
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	7.500%	401,000	441,259
02/15/2028	5.875%	472,000	503,977
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	3.250%	547,000	543,101
01/15/2027	4.625%	946,000	967,644
Total			2,880,747

8	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 5.1%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	967,000	977,920
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	233,000	248,878
BY Crown Parent LLC/Bond Finance, Inc.(d)
01/31/2026	4.250%	215,000	218,654
Camelot Finance SA(d)
11/01/2026	4.500%	505,000	517,166
CDK Global, Inc.
06/01/2027	4.875%	506,000	532,056
CommScope Technologies LLC(d)
06/15/2025	6.000%	785,000	795,471
Gartner, Inc.(d)
07/01/2028	4.500%	701,000	736,340
10/01/2030	3.750%	668,000	676,516
Iron Mountain, Inc.(d)
07/15/2028	5.000%	482,000	493,555
07/15/2030	5.250%	866,000	902,569
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	742,000	750,855
Microchip Technology, Inc.(d)
09/01/2025	4.250%	669,000	693,843
MSCI, Inc.(d)
08/01/2026	4.750%	566,000	586,078
NCR Corp.(d)
04/15/2025	8.125%	494,000	546,169
10/01/2028	5.000%	1,170,000	1,170,343
10/01/2030	5.250%	469,000	468,953
Plantronics, Inc.(d)
05/31/2023	5.500%	1,730,000	1,554,153
PTC, Inc.(d)
02/15/2025	3.625%	182,000	184,586
02/15/2028	4.000%	262,000	269,509
Qualitytech LP/QTS Finance Corp.(d)
11/15/2025	4.750%	1,403,000	1,454,488
QualityTech LP/QTS Finance Corp.(d),(f)
10/01/2028	3.875%	1,098,000	1,104,759
Refinitiv US Holdings, Inc.(d)
05/15/2026	6.250%	240,000	256,970
11/15/2026	8.250%	321,000	351,536
Sabre GLBL, Inc.(d)
04/15/2025	9.250%	178,000	195,851
09/01/2025	7.375%	779,000	785,859
Switch Ltd.(d)
09/15/2028	3.750%	228,000	230,267
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	377,000	394,480
VeriSign, Inc.
07/15/2027	4.750%	617,000	654,548
Total			17,752,372
Transportation Services 0.3%
Hertz Corp. (The)(d),(h)
06/01/2022	0.000%	380,000	347,800
01/15/2028	0.000%	719,000	332,649
XPO Logistics, Inc.(d)
06/15/2022	6.500%	488,000	489,119
Total			1,169,568
Wireless 4.2%
Altice France SA(d)
02/01/2027	8.125%	817,000	890,115
01/15/2028	5.500%	977,000	987,720
SBA Communications Corp.
09/01/2024	4.875%	2,648,000	2,713,604
SBA Communications Corp.(d)
02/15/2027	3.875%	922,000	936,841
Sprint Capital Corp.
11/15/2028	6.875%	1,966,000	2,456,612
Sprint Corp.
03/01/2026	7.625%	1,214,000	1,466,994
T-Mobile USA, Inc.
01/15/2026	6.500%	3,159,000	3,301,386
02/01/2026	4.500%	603,000	621,178
02/01/2028	4.750%	992,000	1,061,047
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	438,000	445,958
Total			14,881,455
Wirelines 2.9%
CenturyLink, Inc.
06/15/2021	6.450%	483,000	495,920
03/15/2022	5.800%	816,000	841,928
04/01/2024	7.500%	2,196,000	2,457,519
CenturyLink, Inc.(d)
12/15/2026	5.125%	781,000	799,969
02/15/2027	4.000%	389,000	394,824
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	2,244,000	2,208,786
Level 3 Financing, Inc.(d)
07/01/2028	4.250%	1,218,000	1,235,266
01/15/2029	3.625%	1,292,000	1,275,930

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telecom Italia Capital SA
09/30/2034	6.000%	335,000	388,593
Total			10,098,735
Total Corporate Bonds & Notes (Cost $326,492,374)			332,516,097

Foreign Government Obligations(i) 0.2%

Canada 0.2%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	780,000	732,830
Total Foreign Government Obligations (Cost $798,282)			732,830

Senior Loans 1.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.3%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/20/2025	3.651%	1,319,295	1,305,284
Food and Beverage 0.3%
BellRing Brands LLC(j),(k)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/10/2024	6.000%	1,030,837	1,031,270
Froneri International Ltd.(c),(j),(k)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/29/2028	5.897%	140,000	138,950
Total			1,170,220
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(j),(k)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	1,016,364	968,788
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.7%
Ascend Learning LLC(j),(k)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 06/28/2024	4.000%	742,092	730,960
Project Alpha Intermediate Holding, Inc.(j),(k)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.520%	561,598	554,578
Ultimate Software Group, Inc. (The)(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 05/03/2026	4.750%	668,000	665,582
3-month USD LIBOR + 3.750% 05/04/2026	3.897%	417,780	413,719
Total			2,364,839
Total Senior Loans (Cost $5,860,632)			5,809,131

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(l),(m)	7,925,137	7,924,345
Total Money Market Funds (Cost $7,925,137)		7,924,345
Total Investments in Securities (Cost: $341,408,411)		347,037,641
Other Assets & Liabilities, Net		3,034,224
Net Assets		350,071,865

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2020, the total value of these securities amounted to $5, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $216,868,146, which represents 61.95% of total net assets.
10	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2020.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2020, the total value of these securities amounted to $680,456, which represents 0.19% of total net assets.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at September 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Variable rate security. The interest rate shown was the current rate as of September 30, 2020.
(l)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	23,523,533	77,490,163	(93,089,057)	(294)	7,924,345	(3,632)	99,435	7,925,137
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020	11